RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2016
RELATED PARTY TRANSACTIONS
Schedule of due to related parties
	Note	December 31,
		2015	2016	2016
		RMB	RMB	(Note2) USD
				Unaudited
Borrowings from related parties	(a)	118,880	—	—

Total		118,880	—	—